BLACKROCK FUNDS III

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated February 28, 2020 to the Summary Prospectuses and the

Prospectuses of the Funds, each dated April 30, 2019

Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:

The sections of the Summary Prospectuses entitled “Key Facts About [Fund] — Portfolio Managers” and the sections of the Prospectuses entitled “Fund Overview — Key Facts About [Fund] — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Master Portfolio Since	Title
Alan Mason	2014	Managing Director of BlackRock, Inc.
Suzanne Henige, CFA	2020	Director of BlackRock, Inc.
Jennifer Hsui, CFA	2016	Managing Director of BlackRock, Inc.
Amy Whitelaw	2019	Managing Director of BlackRock, Inc.
Rachel Aguirre	2016	Managing Director of BlackRock, Inc.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Total International Index Fund — About the Portfolio Management Team of Total International Index Fund/Total International ex U.S. Index Master Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF TOTAL INTERNATIONAL INDEX FUND/TOTAL INTERNATIONAL EX U.S. INDEX MASTER PORTFOLIO
Total International ex U.S. Index Master Portfolio is managed by a team of financial professionals. Alan Mason, Suzanne Henige, CFA, Jennifer Hsui, CFA, Amy Whitelaw and Rachel Aguirre are the portfolio managers of Total International ex U.S. Index Master Portfolio and are jointly and primarily responsible for the day-to-day management of Total International ex U.S. Index Master Portfolio. Please see “Management of the Funds — Portfolio Managers” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Details About the Funds — How Each Fund Invests — Large-Cap Index Fund — About the Portfolio Management Team of Large-Cap Index Fund/Large Cap Index Master Portfolio” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF LARGE-CAP INDEX FUND/LARGE CAP INDEX MASTER PORTFOLIO
Large Cap Index Master Portfolio is managed by a team of financial professionals. Alan Mason, Suzanne Henige, CFA, Jennifer Hsui, CFA, Amy Whitelaw and Rachel Aguirre are the portfolio managers of Large Cap Index Master Portfolio and are jointly and primarily responsible for the day-to-day management of Large Cap Index Master Portfolio. Please see “Management of the Funds — Portfolio Managers” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Management of the Funds — Portfolio Managers” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of each Master Portfolio is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2014	Managing Director of BlackRock, Inc. since 2009; Managing Director of Barclays Global Investors (“BGI”) from 2008 to 2009; Principal of BGI from 1996 to 2008.
Suzanne Henige, CFA	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2020	Director of BlackRock, Inc. since 2016; Vice President of BlackRock, Inc. from 2011 to 2015.
Jennifer Hsui, CFA	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal of BGI from 2006 to 2009.
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2019	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012; Principal of BGI from 2000 to 2009.
Rachel Aguirre	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2012 to 2017; Vice President of BlackRock, Inc. from 2009 to 2011; Principal and Portfolio Manager of BGI from 2005 to 2009.

Shareholders should retain this Supplement for future reference.

PR2-LCI-TI-0220SUP

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